Pensions and other post-retirement benefit obligations - Narrative (Details) £ in Millions	Sep. 30, 2025 GBP (£) plan	Mar. 31, 2025 GBP (£)
Disclosure of defined benefit plans [line items]
Irrecoverable surplus	£ 221	£ 77
Number of other post-employment benefit plan | plan	1
UK
Disclosure of defined benefit plans [line items]
Funding surplus/(deficit)	£ 1,041	1,179
US
Disclosure of defined benefit plans [line items]
Funding surplus/(deficit)	1,383	1,310
US | Post-employment medical defined benefit plans
Disclosure of defined benefit plans [line items]
Irrecoverable surplus	£ 221	£ 77